June 6, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Mail Stop 0510
Washington, D.C. 20549-0404

Attention: Mr. Matt Franker

Re:     Interpool, Inc.

Ladies and Gentlemen:

          On behalf of our client Interpool, Inc. (the “Company”) we transmit herewith for filing with the Securities and Exchange Commission the Company’s second amendment to its Preliminary Proxy Statement, an amendment to the Company’s Form 10-K for the year ended December 31, 2003 on Form 10-K/A and a letter responding to the staff’s comment letter of May 26, 2005.

          Should you have any questions with regard to these filings, please call the undersigned at (212) 806-5509. In addition please direct any additional comments to James F. Walsh at Interpool, Inc., 211 College Road East, Princeton, New Jersey 08540, fax no. (609) 951-0362, with a copy to my attention at Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, fax no. (212) 806-6006. Thank you.

Very truly yours, /s/ Jeffrey S. Lowenthal Jeffrey S. Lowenthal

Encls.

cc:	James F. Walsh Arthur Burns, Esq. Kathleen Francis, Esq.